Share capital (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of classes of share capital [abstract]
Schedule of share capital

	Allotted, called-up and fully paid
	Shares million	Nominal value £m
At 1 April 2024	3,967	493
Rights Issue	1,085	135
Issued during the year in lieu of dividends[1]	81	10
At 31 March 2025	5,133	638
Issued during the year in lieu of dividends[1]	66	9
At 31 March 2026	5,199	647
1.The issue of shares under the scrip dividend programme is considered to be a bonus issue under the terms of the Companies Act 2006, and the nominal value of the shares is charged to the share premium account.